Loans and Allowance for Credit Losses - Summary of Credit Risk Exposures for Loans Carried at Amortized Cost, FVOCI or FVTPL (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024
Credit Card Loans [member] | Principal [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Credit Card Loans [member] | Interest [member] | Bottom of range [member]
Disclosure of credit risk exposure [line items]
Number of days for which the loan receivable is overdue for the loans to be written off	180 days	180 days
Residential mortgages [member] | FVTPL loans [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
FVTPL loans	$ 66	$ 163
Business and government loans [member] | FVTPL loans [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
FVTPL loans	$ 13,116	$ 12,431